Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

NOTE 18	Stock-Based Compensation
As part of its employee and director compensation programs, the Company currently may grant certain stock awards under the provisions of its stock incentive plan. The plan provides for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plan provides for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Participants under such plans receive the Company’s common stock, options to buy the Company’s common stock, or long term cash incentives, based on the conversion terms of the various merger agreements. At December 31, 2023, there were 15 million shares (subject to adjustment for forfeitures) available for grant under the Company’s stock incentive plan.
Stock Option Awards
The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2023
Number outstanding at beginning of period	3,253,090	$44.42
Exercised	(399,329)	38.15
Cancelled(a)	(15,476)	47.88
Number outstanding at end of period(b)	2,838,285	$45.28	2.0	$—
Exercisable at end of period	2,838,285	$45.28	2.0	$—
2022
Number outstanding at beginning of period	3,890,131	$42.58
Exercised	(624,729)	32.87
Cancelled(a)	(12,312)	50.97
Number outstanding at end of period(b)	3,253,090	$44.42	2.7	$—
Exercisable at end of period	3,253,090	$44.42	2.7	$—
2021
Number outstanding at beginning of period	5,180,391	$40.38
Exercised	(1,281,646)	33.66
Cancelled(a)	(8,614)	48.20
Number outstanding at end of period(b)	3,890,131	$42.58	3.3	$53
Exercisable at end of period	3,890,131	$42.58	3.3	$53
Note: The Company did not grant any stock option awards during 2023, 2022, and 2021.
(a)Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.
Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from the actual fair value of the employee stock options. To satisfy option exercises, the Company predominantly uses treasury stock.
The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Fair value of options vested	$—	$—	$3
Intrinsic value of options exercised	2	15	27
Cash received from options exercised	15	21	43
Tax benefit realized from options exercised	1	4	7
Additional information regarding stock options outstanding as of December 31, 2023, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$35.01—$40.00	1,008,046	2.1	$39.49	1,008,046	$39.49
$40.01—$45.00	988,880	0.8	42.95	988,880	42.95
$45.01—$50.00	—	—	—	—	—
$50.01—$55.01	841,359	3.1	54.96	841,359	54.96
	2,838,285	2.0	$45.28	2,838,285	$45.28
Restricted Stock and Unit Awards
A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2023		2022		2021
Year Ended December 31	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at beginning of period	6,880,826	$52.59	6,812,753	$51.04	6,343,313	$51.38
Granted	5,565,634	45.87	4,109,793	55.62	4,512,995	52.54
Vested	(3,872,874)	52.05	(3,690,666)	52.88	(3,793,978)	53.27
Cancelled	(257,015)	50.00	(351,054)	54.95	(249,577)	52.83
Outstanding at end of period	8,316,571	$48.42	6,880,826	$52.59	6,812,753	$51.04
The total fair value of shares vested was $180 million, $198 million and $191 million for the years ended December 31, 2023, 2022 and 2021, respectively. Stock-based compensation expense was $224 million, $202 million and $207 million for the years ended December 31, 2023, 2022 and 2021, respectively. On an after-tax basis, stock-based compensation was $167 million, $152 million and $155 million for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023, there was $175 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 1.8 years as compensation expense.